SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Jan. 25, 2024	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023	May 31, 2018	Dec. 31, 2023	Apr. 01, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Convertible Notes Payable
Subsequent Event [Member] | Senior Secured Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Description		the Company issued 20% OID Senior Secured Convertible Notes payable with a face amount, including the 20% OID, totaling $
Convertible Notes Payable		$ 1,078,125.00
Proceeds from Issuance of Common Stock		$ 5,000,000
Debt Conversion, Converted Instrument, Rate		85.00%
Shares Issued, Price Per Share		$ 1.00
Lease Agreement [Member]
Subsequent Event [Line Items]
Finance Lease, Principal Payments				$ 2,112	$ 2,112
Lessee, Finance Lease, Discount Rate					5.00%		5.00%
Lease Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value	$ 19,473
Litigation Settlement, Amount Awarded to Other Party			$ 9,000
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Productive Assets	$ 3,500,000